Project Development Agreement with the UK Atomic Energy Authority (Details) £ in Thousands, $ in Thousands			12 Months Ended
	Oct. 13, 2021 USD ($)	Oct. 13, 2021 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)
Project Development Agreement with the UK Atomic Energy Authority
Funding contribution amount	$ 38,350	£ 30,000
Lease term	19 years	19 years
Prepaid rent write-down			$ 16,813	£ 13,309